Condensed Financial Information (Parent Company) (Condensed Balance Sheet - Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 332,964	$ 334,780
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,159,590,766	1,153,998,144
Common stock, shares outstanding	1,098,028,525	1,131,927,894
Treasury stock, shares	61,562,241	22,070,250
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 5,023	$ 5,037
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,159,590,766	1,153,998,144
Common stock, shares outstanding	1,098,028,525	1,131,927,894
Treasury stock, shares	61,562,241	22,070,250